                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-7345

                            CDC Nvest Funds Trust III
               (Exact name of registrant as specified in charter)

             399 Boylston Street, Boston, Massachusetts     02116
              (Address of principal executive offices)   (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

ITEM I SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
         HARRIS ASSOCIATES FOCUSED VALUE FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of September 30, 2004
(unaudited)

  Shares      Description                                                  Value (e)
-------------------------------------------------------------------------------------
Common Stocks -- 91.5% of Total Net Assets
              Aerospace & Defense -- 4.2%
    378,600   Raytheon Co.                                               $ 14,379,228
                                                                         ------------
              Apparel -- 2.2%
    203,800   Liz Claiborne, Inc.                                           7,687,336
                                                                         ------------
              Beverages -- 3.0%
    548,500   Coca-Cola Enterprises, Inc.                                  10,366,650
                                                                         ------------
              Commercial Services -- 14.4%
    485,900   H&R Block, Inc.                                      (a)     24,013,178
    127,800   Moody's Corp.                                                 9,361,350
    503,000   RR Donnelley & Sons Co.                                      15,753,960
                                                                         ------------
                                                                           49,128,488
                                                                         ------------
              Computers -- 3.7%
    525,900   Sungard Data Systems, Inc.                           (b)     12,500,643
                                                                         ------------
              Hand & Machine Tools -- 4.3%
    191,700   Black & Decker Corp.                                 (a)     14,845,248
                                                                         ------------
              Health Care-Products -- 1.6%
    170,300   Baxter International, Inc.                                    5,476,848
                                                                         ------------
              Media -- 9.6%
    181,400   Knight-Ridder, Inc.                                          11,872,630
    851,200   Liberty Media Corp.-Class A                          (b)      7,422,464
    829,700   Time Warner, Inc.                                    (b)     13,391,358
                                                                         ------------
                                                                           32,686,452
                                                                         ------------
              Oil & Gas -- 4.3%
    357,800   Burlington Resources, Inc.                                   14,598,240
                                                                         ------------
              Pharmaceuticals -- 10.1%
    480,100   Bristol-Myers Squibb Co.                                     11,363,967
    388,400   Hospira, Inc.                                        (b)     11,885,040
    391,600   Omnicare, Inc.                                               11,105,776
                                                                         ------------
                                                                           34,354,783
                                                                         ------------
              Retail -- 12.6%
    497,800   Autonation, Inc.                                     (b)      8,502,424
    611,900   TJX Cos., Inc.                                               13,486,276
    513,900   Yum! Brands, Inc.                                            20,895,174
                                                                         ------------
                                                                           42,883,874
                                                                         ------------
              Savings & Loans -- 15.0%
  1,314,000   Washington Mutual, Inc.                                      51,351,120
                                                                         ------------
              Software -- 5.0%

    393,600   First Data Corp.                                             17,121,600
                                                                         ------------
              Telecommunications -- 1.5%
    255,200   Sprint Corp.-FON Group                                        5,137,176
                                                                         ------------
              Total Common Stocks (Identified Cost $262,002,493)          312,517,686
                                                                         ------------

 Principal
   Amount                         Description                              Value (e)
-------------------------------------------------------------------------------------
Short Term Investments -- 13.7%
$29,218,538   Repurchase Agreement with Investors Bank & Trust
              Co. dated 9/30/2004 at 1.27% to be repurchased at
              $29,219,569 on 10/01/2004, collateralized by
              $29,594,676 Federal National Mortgage Association
              Bond, 3.008% due 8/01/2033 valued at $29,853,630
              and $1,393,133 William County School, zero coupon
              due 11/01/2016 valued at $825,835                          $ 29,218,538
  2,276,308   Bank of America, 1.875%, due 10/19/2004              (c)      2,276,308
    367,372   Bank of Montreal, 1.76%, due 10/25/2004              (c)        367,372
    546,314   Bank of Nova Scotia, 1.75%, due 10/21/2004           (c)        546,314
  1,138,154   Bank of Nova Scotia, 1.76%, due 11/12/2004           (c)      1,138,154
  1,297,496   BGI Institutional Money Market Fund                  (c)      1,297,496
  1,138,154   BNP Paribas, 1.80%, due 11/23/2004                   (c)      1,138,154
    682,893   Falcon Asset Securitization Corp, 1.612%,
              due 10/01/2004                                       (c)        682,893
    227,631   Fortis Bank, 1.69%, due 10/14/2004                   (c)        227,631
    679,759   Greyhawk Funding, 1.772%, due 10/19/2004             (c)        679,759
    738,332   Merrill Lynch Premier Institutional Fund             (c)        738,332
  1,821,047   Merrimac Cash Fund-Premium Class                     (c)      1,821,047
  1,821,047   Royal Bank of Canada, 1.78%, due 11/10/2004          (c)      1,821,047
    682,893   Royal Bank of Scotland, 1.60%, due 10/15/2004        (c)        682,893
    682,892   Royal Bank of Scotland, 1.65%, due 10/29/2004        (c)        682,892
     68,289   Royal Bank of Scotland, 1.67%, due 11/02/2004        (c)         68,289
  1,525,127   Royal Bank of Scotland, 1.88%, due 12/23/2004        (c)      1,525,127
    224,353   Sheffield Receivables Corp, 1.622%, due 10/04/2004   (c)        224,353
    682,892   Sheffield Receivables Corp, 1.773%, due 10/20/2004   (c)        682,892
    455,262   Toronto Dominion Bank, 1.70%, due 11/08/2004         (c)        455,262
    682,892   Wells Fargo, 1.60%, due 10/04/2004                   (c)        682,892
                                                                         ------------
              Total Short Term Investments (Identified Cost
              $46,957,645)                                                 46,957,645
                                                                         ------------
              Total Investments -- 105.2%
              (Identified Cost $308,960,138) (d)                          359,475,331
              Other assets less liabilities                               (17,885,148)
                                                                         ------------
              Total Net Assets -- 100%                                   $341,590,183
                                                                         ============
         (a)  All or a portion of this security was on loan to
              brokers at September 30, 2004.
         (b)  Non-income producing security.
         (c)  Represents investments of securities lending
              collateral.
         (d)  Federal Tax Information:
              At September 30, 2004, the net unrealized
              appreciation on investments based on cost of
              $308,960,139 for federal income tax purposes was
              as follows:
              Aggregate gross unrealized appreciation
              for all investments in which there is an excess of
              value over tax cost                                        $ 52,528,970
              Aggregate gross unrealized depreciation for all
              investments in which there is an excess of tax
              cost over value                                              (2,013,778)
                                                                         ------------
              Net unrealized appreciation                                $ 50,515,192
                                                                         ============

         (e) Security Valuation. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ
              National Market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National
              Market are valued at the NASDAQ Official Closing
              Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National
              Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
              Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

--------------------------------------------------------------------------------
       CDC IXIS Moderate Diversified Portfolio -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of September 30, 2004
(unaudited)

   Shares     Description                                                   Value (g)
-------------------------------------------------------------------------------------
Common Stocks -- 58.2% of Total Net Assets
              Aerospace & Defense -- 0.7%
      3,900   Raytheon Co.                                                   $148,122
      1,110   Rolls-Royce Group PLC, Sponsored ADR                             25,030
                                                                             --------
                                                                              173,152
                                                                             --------
              Airlines -- 0.1%
        500   British Airways PLC, Sponsored ADR                   (a)         18,815
                                                                             --------
              Apparel -- 0.6%
      2,300   Coach, Inc.                                          (a)         97,566
      1,600   Jones Apparel Group, Inc.                                        57,280
                                                                             --------
                                                                              154,846
                                                                             --------
              Auto Manufacturers -- 0.3%
      1,660   Honda Motor Co., Ltd., Sponsored ADR                             40,438
      5,455   Volkswagen AG, Sponsored ADR                                     42,822
                                                                             --------
                                                                               83,260
                                                                             --------
              Banks -- 1.8%
      2,165   ABN AMRO Holding NV, Sponsored ADR                               49,275
      1,070   BNP Paribas, ADR                                     (b)         34,828
      2,195   DBS Group Holdings, Ltd., Sponsored ADR                          83,081
        955   HSBC Holdings PLC, Sponsored ADR                                 76,209
      1,330   Lloyds TSB Group PLC, Sponsored ADR                              41,868
      2,675   Societe Generale, Sponsored ADR                                  47,615
      3,800   US Bancorp                                                      109,820
                                                                             --------
                                                                              442,696
                                                                             --------
              Beverages -- 1.1%
      2,500   Anheuser-Busch Cos., Inc.                                       124,874
      3,100   Diageo Plc, Sponsored ADR                            (b)        156,333
                                                                             --------
                                                                              281,207
                                                                             --------
              Biotechnology -- 0.8%
      1,875   Biogen Idec, Inc.                                    (a)        114,694
        900   Cambrex Corp.                                                    19,755
      1,050   Genentech, Inc.                                      (a)         55,041
                                                                             --------
                                                                              189,490
                                                                             --------
              Building Materials -- 1.2%
      1,735   Lafarge SA, Sponsored ADR                                        37,875
      1,400   Martin Marietta Materials, Inc.                                  63,378
      5,300   Masco Corp.                                                     183,009
                                                                             --------
                                                                              284,262
                                                                             --------
              Chemicals -- 1.2%
      1,620   Akzo Nobel NV, Sponsored ADR                                     57,510
        655   BASF AG, Sponsored ADR                                           38,612
      1,800   Engelhard Corp.                                                  51,030
        900   FMC Corp.                                            (a)         43,713
      4,000   Hercules, Inc.                                       (a)         57,000
        900   Minerals Technologies, Inc.                                      52,974
                                                                             --------
                                                                              300,839
                                                                             --------
              Commercial Information Services -- 0.1%
      1,000   ProQuest Co.                                         (a)         25,700
                                                                             --------

              Commercial Services -- 1.6%
        950   Acxiom Corp.                                                     22,553
      3,125   Copart, Inc.                                         (a)         59,156
      2,750   DeVry, Inc.                                          (a)(b)      56,952
      2,700   First Health Group Corp.                             (a)         43,443
      4,050   Gartner Group, Inc.-Class A                          (a)         47,344
      1,075   ITT Educational Services, Inc.                       (a)(b)      38,754
      1,350   MoneyGram International, Inc.                                    23,058
      1,200   Moody's Corp.                                                    87,900
      1,875   MPS Group, Inc.                                      (a)         15,769
                                                                             --------
                                                                              394,929
                                                                             --------
              Computer Services Software & Systems -- 0.4%
      1,400   Keane, Inc.                                          (a)         21,504
      3,200   Reynolds & Reynolds Co. (The)-Class A                (b)         78,944
                                                                             --------
                                                                              100,448
                                                                             --------
              Computers -- 1.1%
      3,425   Apple Computer, Inc.                                 (a)        132,719
      3,275   Dell, Inc.                                           (a)        116,590
        512   NCR Corp.                                            (a)         25,390
                                                                             --------
                                                                              274,699
                                                                             --------
              Consumer Electronics -- 0.1%
        300   Harman International Industries, Inc.                            32,325
                                                                             --------
              Cosmetics & Personal Care -- 1.2%
      3,225   Avon Products, Inc.                                             140,868
        145   Kao Corp., Sponsored ADR                                         32,480
      2,450   Procter & Gamble Co.                                            132,594
                                                                             --------
                                                                              305,942
                                                                             --------
              Distribution & Wholesale -- 0.6%
      1,225   Fastenal Co.                                                     70,560
      1,600   United Stationers, Inc.                              (a)         69,440
                                                                             --------
                                                                              140,000
                                                                             --------
              Diversified Financial Services -- 4.0%
      1,550   American Express Co.                                             79,763
      3,150   Amvescap PLC, Sponsored ADR                                      34,555
      1,350   Capital One Financial Corp.                                      99,765
        575   Chicago Mercantile Exchange                          (b)         92,747
      3,000   Citigroup, Inc.                                                 132,360
      1,800   Countrywide Financial Corp.                          (b)         70,902
      2,300   Fannie Mae                                                      145,820
      2,700   JPMorgan Chase & Co.                                            107,271
      1,200   Legg Mason, Inc.                                                 63,924
      1,025   Lehman Brothers Holdings, Inc.                                   81,713
      1,700   SLM Corp.                                            (b)         75,820
                                                                             --------
                                                                              984,640
                                                                             --------
              Electric -- 0.2%
        520   E.ON AG, Sponsored ADR                                           38,324
                                                                             --------
              Electrical Components & Equipment -- 0.4%
        500   Hitachi, Ltd., Sponsored ADR                                     30,175
      6,245   Johnson Electric Holdings, Ltd., Sponsored ADR                   62,762
                                                                             --------
                                                                               92,937
                                                                             --------
              Electronics -- 0.7%
      2,245   Koninklijke Philips Electronics NV, NY Shares                    51,433
      6,145   NEC Corp., ADR                                                   36,809
      2,975   Thermo Electron Corp.                                (a)         80,384
                                                                             --------
                                                                              168,626
                                                                             --------
              Engineering & Construction -- 0.3%
     10,575   ABB, Ltd., Sponsored ADR                             (a)         64,719
                                                                             --------

              Environmental Control -- 0.8%
      3,750   Allied Waste Industries, Inc.                        (a)         33,187
      5,700   Waste Management, Inc.                                          155,838
                                                                             --------
                                                                              189,025
                                                                             --------
              Food -- 2.6%
      2,300   General Mills, Inc.                                             103,270
      2,155   Groupe Danone, Sponsored ADR                                     33,833
      2,100   HJ Heinz Co.                                                     75,642
      3,600   Kraft Foods, Inc.-Class A                            (b)        114,192
      2,590   Nestle SA, Sponsored ADR                                        148,565
      2,300   Tesco PLC, Sponsored ADR                                         36,340
        850   Unilever PLC, Sponsored ADR                                      28,067
      1,225   Whole Foods Market, Inc.                             (b)        105,093
                                                                             --------
                                                                              645,002
                                                                             --------
              Forest Products & Paper -- 0.1%
      1,760   UPM-Kymmene Oyj, Sponsored ADR                                   33,757
                                                                             --------
              Health Care-Products -- 3.5%
      3,600   Baxter International, Inc.                                      115,776
      2,050   Biomet, Inc.                                                     96,104
      1,305   Fresenius Medical Care AG, ADR                                   33,291
      1,300   Guidant Corp.                                                    85,852
      4,350   Johnson & Johnson                                               245,035
      2,455   Luxottica Group SpA, Sponsored ADR                               43,822
      1,475   St. Jude Medical, Inc.                               (a)        111,023
        600   Steris Corp.                                         (a)         13,164
      1,650   Zimmer Holdings, Inc.                                (a)        130,416
                                                                             --------
                                                                              874,483
                                                                             --------
              Health Care-Services -- 1.3%
      1,000   Aetna, Inc.                                                      99,930
      3,000   Health Management Associates, Inc.-Class A           (b)         61,290
        840   Laboratory Corp. of America Holdings                 (a)         36,725
      1,800   UnitedHealth Group, Inc.                                        132,732
                                                                             --------
                                                                              330,677
                                                                             --------
              Holding Companies - Diversified -- 0.3%
      1,710   Hutchison Whampoa, Ltd., ADR                                     66,604
                                                                             --------
              Home Builders -- 0.3%
      1,125   Pulte Homes, Inc.                                                69,041
                                                                             --------
              Home Furnishings -- 0.6%
      2,975   Furniture Brands International, Inc.                             74,613
      1,375   Maytag Corp.                                         (b)         25,259
      1,515   Sony Corp., Sponsored ADR                                        52,101
                                                                             --------
                                                                              151,973
                                                                             --------
              Household Products & Wares -- 0.7%
        650   Blyth, Inc.                                                      20,085
      1,900   Fortune Brands, Inc.                                            140,771
                                                                             --------
                                                                              160,856
                                                                             --------
              Housewares -- 0.2%
      2,500   Newell Rubbermaid, Inc.                                          50,100
                                                                             --------
              Insurance -- 1.5%
      1,400   Aflac, Inc.                                                      54,894
      1,825   American International Group, Inc.                              124,082
      2,980   AXA, Sponsored ADR                                               60,434
      2,755   ING Groep NV, Sponsored ADR                          (b)         69,646
        800   MGIC Investment Corp.                                            53,240

                                                                            -----------
                                                                                362,296
                                                                            -----------
              Internet -- 1.7%
      2,200   eBay, Inc.                                           (a)(b)       202,268
        300   Google, Inc.-Class A                                 (a)(b)        38,880
      1,350   Symantec Corp.                                       (a)(b)        74,088
      2,775   Yahoo!, Inc.                                         (a)           94,100
                                                                            -----------
                                                                                409,336
                                                                            -----------
              Leisure Time -- 0.5%
      1,700   Carnival Corp.                                       (b)           80,393
        600   Harley-Davidson, Inc.                                (b)           35,664
                                                                            -----------
                                                                                116,057
                                                                            -----------
              Lodging -- 0.3%
      1,575   Starwood Hotels & Resorts Worldwide, Inc.                          73,111
                                                                            -----------
              Machinery - Diversified -- 0.3%
      1,212   Zebra Technologies Corp.-Class A                     (a)(b)        73,944
                                                                            -----------
              Media -- 3.6%
      5,900   Comcast Corp.-Class A                                (a)          164,728
      5,800   DIRECTV Group (The), Inc.                            (a)          102,022
        725   Entercom Communications Corp.                        (a)           23,678
     21,200   Liberty Media Corp.-Class A                          (a)          184,864
     10,600   Time Warner, Inc.                                    (a)(b)       171,084
      3,200   Viacom, Inc.-Class B                                              107,392
      6,100   Walt Disney Co.                                                   137,555
                                                                            -----------
                                                                                891,323
                                                                            -----------
              Metal Fabricate & Hardware -- 0.3%
      2,000   Mueller Industries, Inc.                                           85,900
                                                                            -----------
              Miscellaneous - Capital Goods -- 0.2%
      2,400   Flowserve Corp.                                      (a)           58,032
                                                                            -----------
              Miscellaneous - Manufacturing -- 2.0%
        800   3M Co.                                                             63,976
        650   Aptargroup, Inc.                                                   28,580
        600   Carlisle Cos., Inc.                                                38,358
      2,400   Danaher Corp.                                                     123,072
      1,900   Federal Signal Corp.                                               35,302
      2,575   General Electric Co.                                               86,469
      2,300   Honeywell International, Inc.                                      82,478
        537   Teleflex, Inc.                                                     22,823
                                                                            -----------
                                                                                481,058
                                                                            -----------
              Office & Business Equipment -- 0.9%
      1,270   Canon, Inc., Sponsored ADR                                         59,893
     10,900   Xerox Corp.                                          (a)(b)       153,472
                                                                            -----------
                                                                                213,365
                                                                            -----------
              Oil & Gas -- 2.2%
      2,525   Apache Corp.                                                      126,528
      2,100   Burlington Resources, Inc.                           (b)           85,680
        300   ConocoPhillips                                                     24,855
        535   ENI SpA, Sponsored ADR                                             60,081
        875   EOG Resources, Inc.                                                57,619
        560   Total SA, Sponsored ADR                                            57,215
      3,750   XTO Energy, Inc.                                                  121,800
                                                                            -----------
                                                                                533,778
                                                                            -----------
              Packaging & Containers -- 0.2%
        650   Ball Corp.                                                         24,330
      1,187   Sonoco Products Co.                                                31,384
                                                                            -----------
                                                                                 55,714
                                                                            -----------

              Pharmaceuticals -- 2.6%
      3,000   Abbott Laboratories                                               127,080
      3,700   Bristol-Myers Squibb Co.                                           87,579
      2,500   Cardinal Health, Inc.                                             109,425
        475   Express Scripts, Inc.                                (a)(b)        31,037
      1,735   GlaxoSmithKline PLC, ADR                             (b)           75,872
      3,300   Merck & Co., Inc.                                                 108,900
        950   NBTY, Inc.                                           (a)           20,482
        950   Novartis AG, ADR                                                   44,337
        420   Sanofi-Aventis, ADR                                                15,376
        455   Schering AG, ADR                                                   28,551
                                                                            -----------
                                                                                648,639
                                                                            -----------
              Retail -- 6.7%
      1,550   Chico's FAS, Inc.                                    (a)(b)        53,010
      1,500   Costco Wholesale Corp.                                             62,340
      1,750   Dillard's, Inc.-Class A                                            34,545
      2,660   Dollar Tree Stores, Inc.                             (a)           71,687
      3,700   Foot Locker, Inc.                                                  87,690
      7,600   Gap (The), Inc.                                      (b)          142,120
      1,710   GUS PLC, Sponsored ADR                                             27,446
      9,350   Home Depot, Inc.                                                  366,520
      3,910   Kingfisher PLC, Sponsored ADR                                      44,965
      3,300   Kohl's Corp.                                         (a)          159,027
      2,600   Ltd. Brands                                                        57,954
      6,700   McDonald's Corp.                                                  187,801
      2,225   Petsmart, Inc.                                       (b)           63,168
      1,900   RadioShack Corp.                                                   54,416
        520   Signet Group PLC, Sponsored ADR                                    32,339
      2,550   Starbucks Corp.                                      (a)          115,923
      1,725   Toys R US, Inc.                                      (a)           30,602
        900   Wal-Mart Stores, Inc.                                              47,880
                                                                            -----------
                                                                              1,639,433
                                                                            -----------
              Semiconductors -- 1.0%
      1,900   Broadcom Corp.-Class A                               (a)           51,851
      3,475   Intel Corp.                                          (b)           69,709
      1,675   Maxim Integrated Products, Inc.                                    70,836
      3,025   Texas Instruments, Inc.                                            64,372
                                                                            -----------
                                                                                256,768
                                                                            -----------
              Software -- 2.3%
      1,525   Adobe Systems, Inc.                                                75,442
      1,800   Autodesk, Inc.                                                     87,534
      1,575   Electronic Arts, Inc.                                (a)(b)        72,434
        800   Fair Isaac Corp.                                                   23,360
      3,100   First Data Corp.                                                  134,850
      6,600   Microsoft Corp.                                                   182,490
                                                                            -----------
                                                                                576,110
                                                                            -----------
              Telecommunications -- 2.6%
      6,125   Cisco Systems, Inc.                                  (a)          110,863
      3,175   Juniper Networks, Inc.                               (a)           74,930
      3,325   Motorola, Inc.                                                     59,983
      3,900   Nextel Communications, Inc.-Class A                  (a)           92,976
      4,530   Nokia OYJ, Sponsored ADR                                           62,152
      3,425   Qualcomm, Inc.                                                    133,712
      4,335   Telefonica Moviles SA, ADR                                         45,518
      2,765   Vodafone Group PLC, Sponsored ADR                    (b)           66,664
                                                                            -----------
                                                                                646,798
                                                                            -----------
              Transportation -- 0.3%
      1,400   Expeditors International Washington, Inc.            (b)           72,380
                                                                            -----------

              Water -- 0.1%
      1,490   Suez SA, ADR                                                       32,184
                                                                            -----------
              Total Common Stocks (Identified Cost $14,162,361)              14,349,600
                                                                            -----------

 Principal
   Amount     Description                                                     Value (g)
---------------------------------------------------------------------------------------
Bonds and Notes -- 31.0%
              Auto Manufacturers -- 0.2%
$    55,000   DaimlerChrysler North America Holding Corp., Note
              6.400%, 5/15/2006                                             $    57,875
                                                                            -----------
              Banks -- 0.5%
    115,000   Bank of America Corp., Subordinated Note
              7.400%, 1/15/2011                                                 134,026
                                                                            -----------
              Credit Card ABS -- 0.6%
    100,000   Citibank Credit Card Issuance Trust, Series
              2003-A3, Class A3
              3.100%, 3/10/2010                                                  98,901
     50,000   Citibank Credit Card Issuance Trust, Series
              2003-A6, Class A6
              2.900%, 5/17/2010                                                  48,982
                                                                            -----------
                                                                                147,883
                                                                            -----------
              Diversified Financial Services -- 3.9%
     65,000   CIT Group, Inc., Senior Note
              6.500%, 2/07/2006                                                  68,098
     65,000   Ford Motor Credit Co., Note
              5.800%, 1/12/2009                                                  67,372
    125,000   General Electric Capital Corp., Note, (MTN)
              6.000%, 6/15/2012                                    (c)          137,331
    130,000   General Motors Acceptance Corp., Note
              6.750%, 1/15/2006                                                 135,602
    130,000   Household Finance Corp., Note
              4.625%, 1/15/2008                                                 134,187
    130,000   John Deere Capital Corp., Global Note
              4.500%, 8/22/2007                                                 134,328
    130,000   Lehman Brothers Holdings, Inc., Global Note
              6.250%, 5/15/2006                                                 136,808
    130,000   Morgan Stanley Dean Witter & Co., Global Note
              6.100%, 4/15/2006                                                 136,162
                                                                            -----------
                                                                                949,888
                                                                            -----------
              Electric -- 1.7%
    130,000   Dominion Resources, Inc., Note
              5.700%, 9/17/2012                                                 136,697
    140,000   Duke Energy Corp., Senior Note
              4.200%, 10/01/2008                                                141,434
    125,000   Progress Energy, Inc., Senior Note
              6.850%, 4/15/2012                                                 139,614
                                                                            -----------
                                                                                417,745
                                                                            -----------
              Food -- 1.1%
    125,000   ConAgra Foods, Inc., Note
              6.750%, 9/15/2011                                                 140,641
    125,000   Kellogg Co., Note
              6.600%, 4/01/2011                                                 140,752
                                                                            -----------
                                                                                281,393
                                                                            -----------
              Media -- 0.6%
     65,000   Comcast Cable Communications Corp., Note
              6.750%, 1/30/2011                                                  72,098
     55,000   Time Warner, Inc., Note

              7.625%, 4/15/2031                                               63,305
                                                                         -----------
                                                                             135,403
                                                                         -----------
              Oil & Gas -- 1.1%
    125,000   Transocean Sedco Forex, Inc., Note
              6.625%, 4/15/2011                                              139,586
    140,000   XTO Energy, Inc., Senior Note
              4.900%, 2/01/2014                                              139,163
                                                                         -----------
                                                                             278,749
                                                                         -----------
              Pipelines -- 0.3%
     65,000   Kinder Morgan, Inc., Senior Note
              6.500%, 9/01/2012                                               71,471
                                                                         -----------
              Retail -- 0.6%
    140,000   Target Corp., Note
              3.375%, 3/01/2008                                              139,491
                                                                         -----------
              Savings & Loans -- 0.6%
    140,000   Washington Mutual, Inc., Senior Note
              4.375%, 1/15/2008                                              143,309
                                                                         -----------
              Telecommunications -- 0.9%
     65,000   Sprint Capital Corp., Note
              6.125%, 11/15/2008                                              70,160
     95,000   Verizon Global Funding Corp., Global Note
              7.375%, 9/01/2012                                              110,937
     30,000   Verizon Global Funding Corp., Note
              4.375%, 6/01/2013                                               28,880
                                                                         -----------
                                                                             209,977
                                                                         -----------
              Treasuries -- 9.1%
    175,000   U.S. Treasury Bond
              5.250%, 2/15/2029                                              182,185
    130,000   U.S. Treasury Bond
              5.375%, 2/15/2031                                    (b)       139,263
    420,000   U.S. Treasury Note
              2.375%, 8/15/2006                                              418,655
    520,000   U.S. Treasury Note
              4.250%, 8/15/2014                                    (b)       525,444
    230,000   U.S. Treasury Note
              5.000%, 8/15/2011                                    (b)       247,187
    615,000   U.S. Treasury Note
              6.250%, 2/15/2007                                              664,632
     70,000   U.S. Treasury Note
              6.500%, 5/15/2005                                               71,903
                                                                         -----------
                                                                           2,249,269
                                                                         -----------
              U.S. Government & Agency -- 9.8%
    235,619   FHLMC
              4.500%, with various maturities to 2019              (d)       235,000
    115,000   FHLMC
              4.875%, 3/15/2007                                              120,133
     90,000   FHLMC
              5.250%, 1/15/2006                                               93,116
    198,254   FHLMC
              5.500%, with various maturities to 2019              (d)       205,022
     67,705   FHLMC
              6.500%, 10/01/2033                                              71,094
    150,000   FHLMC TBA
              4.500%, 10/01/2019                                             149,391
    124,307   FNMA
              4.000%, 9/01/2019                                              121,300

    598,346   FNMA
              4.500%, with various maturities to 2034              (d)       582,339
    371,842   FNMA
              5.500%, with various maturities to 2034              (d)       382,246
    444,646   FNMA
              6.500%, with various maturities to 2034              (d)       466,778
                                                                         -----------
                                                                           2,426,419
                                                                         -----------
              Total Bonds and Notes (Identified Cost $7,628,961)           7,642,898
                                                                         -----------

 Principal
   Amount                         Description                             Value (g)
------------------------------------------------------------------------------------
Short Term Investments -- 23.4%
 $3,618,950   Repurchase Agreement with Investors Bank & Trust
              Co. dated 9/30/2004 at 1.27% to be repurchased at
              $3,619,077 on 10/01/2004, collateralized by
              $3,703,042 Federal National Mortgage Association
              Bond, 5.526%, due 11/01/2031 valued at $3,799,897          $ 3,618,950
    275,434   Bank of America, 1.875%, due 10/19/2004              (e)       275,434
     44,452   Bank of Montreal, 1.76%, due 10/25/2004              (e)        44,452
     66,104   Bank of Nova Scotia, 1.75%, due 10/21/2004           (e)        66,104
    137,717   Bank of Nova Scotia, 1.76%, due 11/12/2004           (e)       137,717
    156,998   BGI Institutional Money Market Fund                  (e)       156,998
    137,717   BNP Paribas, 1.80%, due 11/23/2004                   (e)       137,717
     82,630   Falcon Asset Securitization Corp, 1.612%,
              due 10/01/2004                                       (e)        82,630
     27,543   Fortis Bank, 1.69%, due 10/14/2004                   (e)        27,543
     82,251   Greyhawk Funding, 1.772%, due 10/19/2004             (e)        82,251
     89,339   Merrill Lynch Premier Institutional Fund             (e)        89,339
    220,348   Merrimac Cash Fund-Premium Class                     (e)       220,348
    220,348   Royal Bank of Canada, 1.78%, due 11/10/2004          (e)       220,348
     82,631   Royal Bank of Scotland, 1.60%, due 10/15/2004        (e)        82,631
     82,630   Royal Bank of Scotland, 1.65%, due 10/29/2004        (e)        82,630
      8,263   Royal Bank of Scotland, 1.67%, due 11/02/2004        (e)         8,263
    184,541   Royal Bank of Scotland, 1.88%, due 12/23/2004        (e)       184,541
     27,147   Sheffield Receivables Corp, 1.622%, due 10/04/2004   (e)        27,147
     82,631   Sheffield Receivables Corp, 1.773%, due 10/20/2004   (e)        82,631
     55,087   Toronto Dominion Bank, 1.70%, due 11/08/2004         (e)        55,087
     82,630   Wells Fargo, 1.60%, due 10/04/2004                   (e)        82,630
                                                                         -----------
              Total Short Term Investments (Identified Cost
              $5,765,391)                                                  5,765,391
                                                                         -----------
              Total Investments -- 112.6%
              (Identified Cost $27,556,713) (f)                           27,757,889
              Other assets less liabilities                               (3,112,190)
                                                                         -----------
              Total Net Assets -- 100%                                   $24,645,699
                                                                         ===========
         (a)  Non-income producing security.
         (b)  All or a portion of this security was on loan to
              brokers at September 30, 2004.
         (c)  Floating rate notes are instruments whose interest
              rates vary with changes in a designated base rate
              (such as the prime interest rate) on a specified
              date (such as coupon date or interest payment
              date). These instruments are payable on demand and
              are secured by letters of credit or other credit
              support agreements from major banks. Maturity
              dates shown represent the ultimate maturity of the
              note.
         (d)  The Fund's investment in mortgage related
              securities of the Federal Home Loan Mortgage
              Corporation, Federal National Mortgage Association
              and Government National Mortgage Association are
              interests in separate pools of mortgages. All
              separate investments in securities of each issuer
              which have the same coupon rate have been
              aggregated for the purpose of presentation in the
              schedule of investments.
         (e)  Represents investments of securities lending
              collateral.

         (f)  Federal Tax Information:
              At September 30, 2004, the net unrealized
              appreciation on investments based on cost of
              $27,572,646 for federal income tax purposes was as
              follows:
              Aggregate gross unrealized appreciation for all
              investments in which there is an excess of value
              over tax cost                                              $   423,791
              Aggregate gross unrealized depreciation for all
              investments in which there is an excess of tax
              cost over value                                               (238,548)
                                                                         -----------
              Net unrealized appreciation                                $   185,243
                                                                         ===========
         (g)  Security Valuation. Equity securities for which
              market quotations are readily

              available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ
              National Market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National
              Market are valued at the NASDAQ Official Closing
              Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National
              Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

      ADR     An American Depositary Receipt (ADR) is a
              certificate issued by a U.S. bank representing the
              right to receive securities of the foreign issuer
              described. The values of ADRs are significantly
              influenced by trading on exchanges not located in
              the U.S.
      FHLMC   Federal Home Loan Mortgage Corporation
      FNMA    Federal National Mortgage Association
      MTN     Medium Term Note
      TBA     To Be Announced

ITEM 2. CONTROLS AND PROCEDURES.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.
(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    CDC Nvest Funds Trust III


                                    By: /s/ JOHN T. HAILER
                                        ----------------------------------------
                                    Name: John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                    By: /S/ JOHN T. HAILER
                                        ----------------------------------------
                                    Name: John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date: November 19, 2004


                                    By: /S/ MICHAEL KARDOK
                                    --------------------------------------------
                                    Name: Michael Kardok
                                    Title: Treasurer
                                    Date: November 19, 2004